CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net Income	¥ 82,119	¥ 45,037	¥ 152,719	¥ 95,492
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	1,939	3,285	8,320	1,879
Net change of debt valuation adjustments	(37)	(102)	(61)	(534)
Net change of defined benefit pension plans	196	28	149	125
Net change of foreign currency translation adjustments	5,891	(7,476)	14,932	(8,749)
Net change of unrealized gains (losses) on derivative instruments	1,278	865	2,170	(520)
Total other comprehensive income (loss)	9,267	(3,400)	25,510	(7,799)
Comprehensive Income	91,386	41,637	178,229	87,693
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	1,169	(421)	6,719	(114)
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	(176)	0	(303)
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 90,217	¥ 42,234	¥ 171,510	¥ 88,110